Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Baron Durable Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Durable Advantage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Baron Durable Advantage Fund (the “Fund”) is capital appreciation through investments primarily in securities of large-sized companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 13.23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.23%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. large-sized companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

		Large-Cap Companies. Because the Fund invests primarily in large-cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (%) for the year ended December 31 (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	03/31/19: 14.75%
Worst Quarter:	12/31/18: (13.85)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Retail Shares’ annual return (before and after taxes) and the change in value of broad-based market indexes for the year ended December 31, 2019. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

		Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 Index is an unmanaged index of larger-cap companies.
Baron Durable Advantage Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.22%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.27%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1	rr_ExpenseExampleYear01	$ 97
3	rr_ExpenseExampleYear03	303
5	rr_ExpenseExampleYear05	525
10	rr_ExpenseExampleYear10	$ 1,166
2018	rr_AnnualReturn2018	(7.48%)
2019	rr_AnnualReturn2019	40.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.85%)
1 year	rr_AverageAnnualReturnYear01	40.78%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Baron Durable Advantage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.91%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.21%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1	rr_ExpenseExampleYear01	$ 72
3	rr_ExpenseExampleYear03	224
5	rr_ExpenseExampleYear05	390
10	rr_ExpenseExampleYear10	$ 871
1 year	rr_AverageAnnualReturnYear01	41.13%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Baron Durable Advantage Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.65%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1	rr_ExpenseExampleYear01	$ 72
3	rr_ExpenseExampleYear03	224
5	rr_ExpenseExampleYear05	390
10	rr_ExpenseExampleYear10	$ 871
1 year	rr_AverageAnnualReturnYear01	41.13%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Baron Durable Advantage Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	40.78%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Baron Durable Advantage Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.14%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Baron Durable Advantage Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	31.49%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%

[1]	BAMCO (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2030, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 0.95% of average daily net assets of Retail Shares, 0.70% of average daily net assets of Institutional Shares and 0.70% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.